Capital Stock	12 Months Ended
Jan. 31, 2022
Disclosure of classes of share capital [abstract]
Capital Stock [Text Block]

11. Capital Stock

The Company is authorized to issue the following shares:

  Unlimited number of common shares without par value

a) Common shares

The holders of common shares are entitled to receive dividends which are declared from time to time and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company's residual assets.

At January 31, 2022, the Company has 109,051,292 common shares issued and outstanding.

b) Share issuances

During the year ended January 31, 2022

  On March 5, 2021, the Company closed a private placement of 3,114,569 units at $0.35 per unit for a consideration of $1,090,085. Each unit is comprised of one common share and one common share purchase warrant, with each warrant exercisable into a common share of the Company at an exercise price of $0.50 per share for a period of 24 months. The Black-Scholes option pricing model was used to determine the fair value of the warrants using the following weight average assumptions: Expected dividend yield of 0%; risk free interest rate of 0.29%; expected volatility of 131%; expected life of 2 years. The relative fair value of the warrants has been valued at $394,681 and common shares at $695,404. In connection with this private placement, the Company incurred $3,770 in share issuance costs.
  3,968,750 shares were issued upon exercise of 3,968,750 options at a price of $0.15 per share for total gross proceeds of $595,313. An amount of $361,284 was reclassed from share-based payment reserve to share capital.
  250,000 shares were fair valued at $36,250 and issued for services.

During the year ended January 31, 2021

  The Company cancelled 4,000,000 common shares pursuant to the sale of its interest in Cultivar JA (Note 5).
  1,355,000 shares were issued upon exercise of 1,355,000 options at a price of $0.15 per share and 100,000 shares were issued upon exercise of 100,000 options at a price of $0.10 per share for total gross proceeds of $213,250. An amount of $108,435 was reclassed from share-based payment reserve to share capital.
  100,000 shares were issued upon exercise of 100,000 warrants at a price of $0.50 per share for gross proceeds of $50,000. An amount of $7,481 was reclassed from warrant reserve to share capital.
  50,000 shares were issued pursuant to the acquisition of MobileWellbeing ("MWB"), an innovative, feature rich, Telemedicine Remote Patient Monitoring platform (Note 8)
  58,824 shares were issued at a price of $0.34 for a total consideration of $20,000. $8,333 was expensed to consulting services during the year ended January 31, 2021, while the remaining $11,667 is included in prepaid expenses as at January 31, 2021.

c) Warrants

Continuity of the Company's warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, January 31, 2020	1,648,000	$0.50
Exercised	(100,000)	$0.50
Outstanding, January 31, 2021	1,548,000	$0.50
Issued	3,114,569	$0.50
Expired	(1,548,000)	$0.50
Outstanding, January 31, 2022	3,114,569	$0.50

As at January 31, 2022, the Company had the following warrants outstanding:

Outstanding	Exercise Price	Remaining Life (Years)	Expiry Date
3,114,569	$0.50	1.09	March 5, 2023